Financial Instruments - Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Beginning balance	£ 293,676	£ 299,064
Beginning balance	(277,298)	(282,819)
Transfers in	0	0
Transfers in	0	0
Transfers out	0	0
Transfers out	0	0
Ending Balance	292,243	293,676
Ending Balance	(277,532)	(277,298)
Level 3 | Other financial assets at FVTPL
Disclosure of fair value measurement of assets [line items]
Beginning balance	235	255
Fair value movements	(28)	(6)
Foreign exchange and other movements	(2)	2
Transfers in	0
Transfers out	(28)
Netting	8	23
Sales	(5)	(16)
Settlements	(37)	(23)
Ending Balance	127	235
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(30)	(4)
Level 3 | Financial assets at FVOCI
Disclosure of fair value measurement of assets [line items]
Beginning balance	18	21
Fair value movements	0	(3)
Foreign exchange and other movements	0	0
Transfers in	0
Transfers out	0
Netting	0	0
Sales	0	0
Settlements	(18)	0
Ending Balance	0	18
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0	(3)
Level 3 | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Beginning balance	309	351
Fair value movements	(23)	(7)
Foreign exchange and other movements	(2)	2
Transfers in	0
Transfers out	(28)
Netting	8	23
Sales	(5)	(16)
Settlements	(62)	(44)
Ending Balance	181	309
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(25)	(5)
Level 3 | Derivatives
Disclosure of fair value measurement of assets [line items]
Beginning balance	56	75
Fair value movements	5	2
Foreign exchange and other movements	0	0
Transfers in	0
Transfers out	0
Netting	0	0
Sales	0	0
Settlements	(7)	(21)
Ending Balance	54	56
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	5	2
Derivatives | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(32)	(32)
Fair value movements	2	0
Foreign exchange and other movements	0	0
Transfers in	(2)
Transfers out	0
Netting	0	0
Sales	0	0
Settlements	20	0
Ending Balance	(12)	(32)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	2	0
Other financial liabilities at FVTPL | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(6)	(8)
Fair value movements	0	6
Foreign exchange and other movements	1	1
Transfers in	0
Transfers out	0
Netting	0	(5)
Sales	0	0
Settlements	2	0
Ending Balance	(3)	(6)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	1	7
Financial liabilities at fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(38)	(40)
Fair value movements	2	6
Foreign exchange and other movements	1	1
Transfers in	(2)
Transfers out	0
Netting	0	(5)
Sales	0	0
Settlements	22	0
Ending Balance	(15)	(38)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	£ 3	£ 7